Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
23.	Commitments and contingencies

(a) Operating lease commitments

The Group leases facilities in the PRC under non-cancellable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.

Total office rental expenses under all operating leases were RMB4,506, RMB6,361 and RMB16,670 for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2012, future minimum payments under non-cancellable operating leases consist of the following:

Office rental
RMB
2013	18,196
2014	16,993
2015	15,756
2016 and thereafter	—

50,945

(b) Capital commitment

As of December 31, 2012, the Group did not have any capital commitment.

(c) Litigation

The Group is not currently a party to, nor is aware of, any legal proceeding, investigation or claim which is likely to have a material adverse effect on the Group’s business, financial condition, results or operations, or cash flows. The Group did not record any legal contingencies as of December 31, 2012.